Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2020
Entity Registrant Name	ABERDEEN FUNDS
Entity Central Index Key	0001413594
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 18, 2020
Document Effective Date	Dec. 18, 2020
Prospectus Date	Dec. 18, 2020
Aberdeen Short Duration High Yield Municipal Fund | Class C
Prospectus:
Trading Symbol	ACHMX
Aberdeen Short Duration High Yield Municipal Fund | Institutional Class
Prospectus:
Trading Symbol	AHYMX
Aberdeen Short Duration High Yield Municipal Fund | Class A
Prospectus:
Trading Symbol	AAHMX